COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) - Interest Bearing Loans $ in Thousands	Jun. 30, 2024 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate (%)	8.26%
Loans from a collaborator	$ 291,559